Bank Borrowings and Bank Overdraft - Schedule of Bank Borrowings and Bank Overdraft (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Bank overdraft [Member]
Current
Current borrowings	RM 335,419	$ 79,621	RM 104,587
Non-current
Non-current borrowings	2,135,947	507,026	2,526,234
Bank borrowings [Member]
Current
Current borrowings	765,468	181,705	736,481
Bank Borrowings [Member]
Current
Current borrowings	1,100,887	261,326	841,068
Non-Current Bank Borrowings [Member]
Non-current
Non-current borrowings	RM 3,236,834	$ 768,352	RM 3,367,302